Financial Instruments and Risk Management (Available for Sale Financial Assets) (Details) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 23.9
Metella Royalty [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	9.3
Monarch Gold [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4.8
Other Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2.0
Orford Mining Corp.
Disclosure of fair value measurement of assets [line items]
Financial assets	4.7
Manitou Gold Inc.
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 3.1